Income Taxes - Narratives (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Cash payments for income taxes	$ 7,000,000	$ 8,000,000	$ 17,000,000
Out of period income tax adjustment		4,000,000
Unrecognized tax benefits that would impact effective tax rate	4,000,000	6,000,000	4,000,000
Interest and penalties included in Income tax (expense) benefit	1,000,000	1,000,000	2,000,000
Cumulative interest and penalties	2,000,000	1,000,000
Unrecorded benefit impacting the effective tax rate that is reasonably possible to be recognized	1,000,000
Income tax expense
Income Tax Disclosure [Line Items]
Income before taxes attributable to foreign operations	86,000,000	38,000,000	11,000,000
Undistributed earnings of foreign subsidiaries	1,700,000,000
U.S. Federal | Expiration between 2024 and 2029
Income Tax Disclosure [Line Items]
Net operating loss carryforwards (NOLs)	395,000,000	352,000,000
U.S. State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards (NOLs)	373,000,000	326,000,000
Foreign tax jurisdictions
Income Tax Disclosure [Line Items]
Net operating loss carryforwards (NOLs)	620,000,000	672,000,000
Foreign tax jurisdictions | Expiration between 2013 and 2026
Income Tax Disclosure [Line Items]
Net operating loss carryforwards (NOLs)	457,000,000
Foreign tax jurisdictions | Indefinite carryforward period
Income Tax Disclosure [Line Items]
Net operating loss carryforwards (NOLs)	163,000,000
Foreign tax jurisdictions | Tax year 2008 and 2009
Income Tax Disclosure [Line Items]
Income taxes and penalties assessed related to transfer pricing practices	$ 15,000,000